UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21332
                                                     ---------------------

                           Rmk High Income Fund, Inc.
              ------------------------ ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (901) 524-4100
                                                           ---------------

                              Allen B. Morgan, Jr.
                               Morgan Keegan Tower
                               Fifty Front Street
                            MEMPHIS, TENNESSEE 38103
                     (Name and address of agent for service)

                                 with copies to

                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

                     Date of Fiscal Year End: March 31, 2004
                                             --------------------
                    Date of Reporting Period: March 31, 2004
                                             --------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1):

To Our Shareholders

Dear Fellow Shareholders:

During the period since RMK High Income Fund's inception date of June 24, 2003, the strength among high-yield issues emanated from the more distressed sectors; however, the strength among high-yield issues shifted to the higher credit sectors during the quarter ended March 31, 2004. The Lehman Brothers U.S. Corporate High Yield Index shows that the average high-yield bond returned 11.32% for the period beginning June 24, 2003 and ending March 31, 2004. Lower credit quality issues, such as Caa, returned 13.89% during the period since the Fund's inception, while Lehman Ba U.S. High Yield Index returned 10.22%. The high returns among the lower credit quality sectors was a result of investors driving prices up as they searched for higher yields while placing less emphasis on the risk assumed in acquiring higher yields. However, in the quarter ended March 31, 2004, investors appeared to be more discriminating in the risk-return proposition offered by the lower rated credits in the high-yield universe. This risk awareness is illustrated by the Lehman Brothers U.S. Corporate High Yield Index tracking U.S. Treasury yields much closer in the first quarter of 2004 than in the fourth quarter of 2003. In the fourth quarter of 2003, U.S. corporate non-investment grade yields fell 104 basis points versus a 13 basis point decrease in Treasury yields; however, in the first quarter of 2004, U.S. corporate non-investment grade yields only fell 18 basis points versus a 10 basis point decrease for Treasury yields.
Consequently, non-investment grade corporate bonds are becoming more sensitive to interest rates as perceived credit quality improves and absolute yields drop.

For the period from the inception date of June 24, 2003 to March 31, 2004, RMK High Income Fund (RMH) returned 20.06% (market price) while maintaining a 200+ basis point current-yield advantage over the Lehman Ba U.S. High Yield Index. Additionally, the fund outperformed the Lehman Ba U.S. High Yield Index return of 10.22% during the same period. Additionally, the fund paid $1.18 in dividends per share during the fiscal year ended March 31, 2004 with the first dividend being paid in September of 2003. Furthermore, the fund's performance has benefited from its tendency to trade at a premium since inception. As of March 31, 2004, the fund traded at a 4.81% premium to its net asset value as demand remains strong for our high-yield products as does the market's demand, in general, for assets with a substantial yield.

To Our Shareholders

Given the dramatic recovery in the high-yield corporate universe over the past 20 months, we are more excited about the relative value in the structured finance universe. While we will take advantage of opportunities in the high-yield corporate sector, we believe that the better risk-adjusted returns can be found in the asset-backed and commercial mortgage-backed sectors. We continue to believe that a significant advantage of the fund is its diversity among many different asset sectors that provide stability and income beyond the performance of a single sector.

             /s/ Carter Anthony                   /s/ James C. Kelsoe

             Carter E. Anthony, CFA               James C. Kelsoe, Jr., CFA
             President                            Portfolio Manager
             Morgan Asset Management, Inc.        RMK High Income Fund Inc.

May 26, 2004


Portfolio Performance as of 3/31/04 (a)
--------------------------------------------------------------------
                                        Market Price Net Asset Value
                                        ----------------------------
6 Months                                     17.90%         13.29%
Since Inception (6/24/03)                    20.06%         15.50%

Ratings Distribution as of 3/31/04 (b) (c)
--------------------------------------------------------------------
AAA                                                           5.3%
A                                                             3.6%
BBB                                                          14.2%
BB                                                           27.3%
B                                                            27.1%
CCC or below                                                 13.9%
Non-rated                                                     8.6%

(a) Past performance is not indicative of future results. Investment return and market value will fluctuate so that shares, when sold, may be worth more or less than their original cost.
(b) The ratings distribution is based on the percentage of fixed income securities.
(c) Current holdings may not reflect holdings as of the date of this report.

Investments
                           March 31, 2004

RMK High Income Fund, Inc.   Schedule of Investments


Principal                                       S & P
 Amount/                                       Rating                  Market
 Shares               Description            (Unaudited)    Cost      Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 21.9% OF NET ASSETS

            Collateralized Bond Obligation - 4.2%
 2,000,000  Consec Funding 1A B, 7.18%
            2/28/15                             BBB      $ 1,760,000 $ 1,760,000
 3,440,000  E-Trade 2003-1A PSC, 11.50%
            8/7/33 (a)                          BBB-       3,440,000   3,663,600
 5,000,000  North Street 2000-2A B, 2.17%
            10/30/11 (a)                        A-         2,306,440   2,336,700
 5,000,000  Silver Leaf IA D1FX, 11.54%
            5/15/13 (a)                         BBB        4,999,784   4,999,750
                                                         ----------- -----------
                                                         $12,506,224 $12,760,050
                                                         ----------- -----------

            Franchise Loans - 9.6%
 2,000,000  ACLC Business Trust 1998-2 A3,
            6.686% 4/15/20 (a)                  AAA        1,836,949   1,930,000
 2,778,025  Atherton Franchisee 1999-A A2,
            7.23% 4/15/12 (a)                   A+         2,470,435   2,697,596
            Atherton Franchisee 1999-A AX,
            1.254% 3/15/19 interest-only
            strips (a)                          A+         1,045,121     952,342
            CNL Funding 1998-1, 1.935%
            9/18/12 interest-only strips (a)    AAA        3,555,201   3,663,944
 1,000,000  FMAC Loan Trust 1997-A B, 7.66%
            4/15/19 (a)                         A            704,680     725,130
 2,927,187  FMAC Loan Trust 1997-C A, 6.75%
            12/15/19 (a)                        BBB        2,707,603   2,897,915
 7,000,000  FMAC Loan Trust 1998-CA A2,
            6.66% 1/15/12 (a)                   BBB        4,989,034   5,670,000
            FMAC Loan Trust 1998-CA AX,
            1.796% 9/15/18 interst-only
            strips (a)                          AAA        4,023,075   4,603,052
 3,548,000  Falcon Franchise Loan 2003-1 D,
            7.836% 1/5/25 (a)                   BBB-       3,260,962   3,228,467
26,695,806  United Capital 2003-A NOTE,
            2.30% 11/8/27 (a)                   AAA        2,027,645   2,362,579
                                                         ----------- -----------
                                                         $26,620,705 $28,731,025
                                                         ----------- -----------

            Home Equity Loans (Non-High Loan-To-Value) - 3.9%
 2,000,000  Ameriquest 2003-8 MV6, 4.87%
            10/25/33                            BBB-       1,678,269   1,794,966
 2,535,068  Amresco Residential Securities
            1999-1 B, 5.09% 11/25/29            BBB        2,398,822   2,398,808
 2,542,910  Delta Funding Home Equity 1997-2
            B3, 7.80% 6/25/27                   BBB        1,810,787   1,797,049
 3,500,000  Delta Funding Home Equity 1999-3
            B, 7.60% 1/15/30                    BBB-       2,943,486   3,004,995

Investments
                           March 31, 2004

RMK High Income Fund, Inc.   Schedule of Investments

Principal                                       S & P
 Amount/                                       Rating                  Market
 Shares               Description            (Unaudited)    Cost      Value (b)

3,000,000  Delta Funding Home Equity 2000-1
           B, 8.09% 5/15/30                   BBB-       $ 2,640,866 $ 2,647,860
                                                         ----------- -----------
                                                         $11,472,230 $11,643,678
                                                         ----------- -----------

           Manufactured Housing Loans - 3.4%
5,000,000  Green Tree Financial 1996-9 M1,
           7.63% 1/15/28                      BBB+         4,381,819   4,364,600
8,000,000  Greenpoint Manufactured Housing
           1999-5 M2,
           9.23% 12/15/29                     A            5,740,535   5,716,400
                                                         ----------- -----------
                                                         $10,122,354 $10,081,000
                                                         ----------- -----------

           Certificate-Backed Obligations - 0.8%
2,500,000  MMPACS Funding,
           4.25% 8/1/31 (a)                   BBB          2,478,280   2,525,000
                                                         ----------- -----------
Total Asset Backed Securities - Investment Grade         $63,199,793 $65,740,753
                                                         ----------- -----------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 68.5% OF NET ASSETS

           Auto Loans - 0.7%
2,865,000  Union Acceptance 2001-A C, 10.00%
           4/8/09 (a)                         Non-rated    2,463,928   2,058,302

           Collateralized Bond Obligation - 3.0%
1,700,000  US Capital Funding I, Zero Coupon
           Bond 5/1/34                        Non-rated    1,700,000   1,700,000
5,000,000  Travelers Funding 1A B, 6.90%
           2/18/14 (a)                        BB-          3,747,551   3,725,000
7,000,000  Valeo 2X A2, 1.95% 6/1/13          BB+          3,535,166   3,570,000
                                                         ----------- -----------
                                                         $ 8,982,717 $ 8,995,000
                                                         ----------- -----------

           Commercial Loans - 23.3%
7,000,000  Asset Securitization 1997-D4 B2,
           7.525% 4/14/29                     BB-          5,502,066   5,903,590
2,000,000  Chase Commerical Mortgage 2000-2
           H, 6.65% 7/15/32 (a)               BB           1,803,413   1,800,680
7,500,000  Commercial Mortgage 2001-J1A F,
           6.958% 2/14/34 (a)                 BB           6,457,619   6,657,015
7,000,000  CS First Boston Mortgage 1997 C-1
           F, 7.50% 6/20/29 (a)               B+           4,981,525   5,522,650
5,000,000  CS First Boston 1997-C2 F, 7.46%
           1/17/35                            BB           4,440,008   4,508,050
3,000,000  DLJ Mortgage 2000-CPK1 B4,
           6.527% 10/10/10 (a)                BB+          2,199,775   2,233,650

Investments
                             March 31, 2004

RMK High Income Fund, Inc.   Schedule of Investments

Principal                                        S & P
 Amount/                                        Rating                  Market
 Shares                Description            (Unaudited)   Cost      Value (b)

 2,568,000  First Union NB-Bank of America
            Mortgage 2001-C1 K, 6.00%
            3/15/33 (a)                          BB+     $ 2,128,775 $ 2,239,874
 7,000,000  First Union-Lehman Brothers
            Mortgage 1997-C2 G, 7.50%
            11/18/29                             BB        5,702,002   5,953,010
20,271,000  GMAC Commercial Mortgage 1997-
            C2 F, 6.75% 4/15/29                  B        13,494,660  13,772,117
 5,000,000  GS Mortgage 1998-GLII F, 7.19%
            4/13/31 (a)                          BB        4,123,371   4,440,750
 2,500,000  JP Morgan Commercial Mortgage
            1999-C8 H, 6.00% 7/15/31 (a)         B-        1,621,527   1,773,750
 4,000,000  LB Commercial Mortgage 1998-C4
            J, 5.60% 10/15/35 (a)                B+        2,065,029   2,210,776
 5,000,000  Merrill Lynch Mortgage 1997-C1 F,
            7.12% 6/18/29                        B         3,982,015   4,105,400
 5,000,000  Salomon Brothers Mortgage 2000-
            C3 H, 7.00% 12/18/33 (a)             BB+       4,151,454   4,319,100
 5,000,000  Salomon Brothers Mortgage 2000-
            C2 H, 6.308% 7/18/33 (a)             BB+       4,109,477   4,310,200
                                                         ----------- -----------
                                                         $66,762,716 $69,750,612
                                                         ----------- -----------

            Credit Cards - 3.5%
 8,794,111  First Consumers 2001-A 1.40%
            9/15/08                              BB        8,091,876   8,090,582
 5,000,000  Nextcard Credit Card Master Trust
            2000-1A C, 2.744% 12/15/06 (a)       CCC-      2,649,903   2,550,000
                                                         ----------- -----------
                                                         $10,741,779 $10,640,582
                                                         ----------- -----------

            Equipment Leases - 3.2%
10,000,000  Pegasus Aviation Lease 1999-1A
            A2, 6.30% 3/25/29 (a)                B-        5,400,594   5,262,500
 2,000,000  Pegasus Aviation Lease 2000-1 A2,
            8.37% 3/25/30 (a)                    BB        1,152,634   1,310,000
 5,448,199  Pegasus Aviation Lease 2001-1A
            B2, 7.27% 5/10/31 (a)                BB+       2,633,993   2,887,545
                                                         ----------- -----------
                                                         $ 9,187,221 $ 9,460,045
                                                         ----------- -----------

            Franchise Loans - 19.7%
 9,000,000  Enterprise Mortgage 1998-1 A2,
            6.38% 1/15/25 (a)                    B         7,908,406   8,193,690
12,000,000  Enterprise Mortgage 1998-1 A3,
            6.63% 1/15/25 (a)                    B         6,469,588   6,706,800

Investments
                           March 31, 2004

RMK High Income Fund, Inc.   Schedule of Investments

Principal                                         S & P
 Amount/                                         Rating                  Market
 Shares                Description             (Unaudited)   Cost      Value (b)
            Enterprise Mortgage 1998-1, 1.349%
            1/15/25 interest-only strips (a)        B         $ 2,253,727 $ 2,356,000
 5,000,000  Enterprise Mortgage 1999-1 A2,
            6.90% 10/15/25 (a)                      CCC         1,568,755   1,547,800
 8,587,072  Enterprise Mortgage 2000-1 A1,
            7.712% 1/15/27 (a)                      B-          5,489,991   5,215,358
19,800,000  Enterprise Mortgage 2000-1 A2,
            8.21% 1/15/27 (a)                       B-         10,689,122  10,660,716
 3,265,877  FMAC Loan Trust 1996-B A1,
            7.629% 11/15/18 (a)                     DDD         2,209,986   2,351,432
 5,433,950  FMAC Loan Trust 1996-B A2,
            2.10% 11/15/18 (a)                      DDD         3,331,242   3,314,709
 8,068,581  FMAC Loan Trust 1997-B A, 6.85%
            9/15/19 (a)                             B           6,335,402   6,938,980
 4,059,457  FMAC Loan Trust 1998-A A3,
            6.69% 9/15/20 (a)                       BB          2,933,903   3,024,296
 8,335,284  FMAC Loan Trust 1998-BA A2,
            6.74% 11/15/20 (a)                      B           5,945,778   6,084,758
 1,500,000  Falcon Franchise 1999-1 E, 6.50%
            1/5/14                                  BB          1,172,766   1,185,855
 2,000,000  Falcon Franchise Loan 200-1 E,
            6.50% 4/5/16 (a)                        BB          1,442,028   1,456,340
                                                              ----------- -----------
                                                              $57,750,694 $59,036,734
                                                              ----------- -----------

            Home Equity Loans (Non-High Loan-To-Value) - 8.0%
 2,500,000  Ace Securities 2004-FM1 B1A,
            4.59% 9/25/33                           BB           1,980,233   1,977,200
 5,000,000  Conseco Finance 2000-D B2,
            11.30% 4/15/26                          CCC          4,320,839   4,350,000
 6,060,000  Conseco Finance 2001-A IB2,
            10.30% 3/15/32                          BB+          5,569,408   5,768,878
 2,845,782  IMC Home Equity 1997-3 B, 7.87%
            8/20/28                                 CC           1,417,960   1,472,095
 5,299,288  IMC Home Equity 1997-5 B, 7.59%
            11/20/28                                D            3,140,512   3,208,613
 5,000,000  Long Beach Holdings 2003-3 N2,
            10.00% 7/25/33 (a)                      BB           3,732,668   4,000,000
 4,000,000  Long Beach Mortgage 2004-1 B,
            4.59% 2/25/34 (a)                       Non-rated    3,239,524   3,235,640
                                                               ----------- -----------
                                                               $23,401,144 $24,012,426
                                                               ----------- -----------

            Manufactured Housing Loans - 4.4%
 5,000,000  Conseco Finance 2000-6 M1, 7.72%
            9/1/32                                  CCC          2,650,920   2,600,000

Investments
                             March 31, 2004

RMK High Income Fund, Inc.   Schedule of Investments

Principal                                        S & P
 Amount/                                        Rating                   Market
 Shares                Description            (Unaudited)     Cost      Value (b)
 1,000,000  Conseco Finance 2001-1 M1,
            7.535% 7/1/32                      CCC        $    687,925 $    658,170
 1,661,527  Green Tree Financial 1994-1 B2,
            Zero Coupon Bond 4/15/19 (d)       CC              965,074      963,685
 2,000,000  Green Tree Financial 1997-3 M1,
            7.53 % 3/15/28                     B             1,284,245    1,335,180
21,505,000  Madison Avenue Manufactured
            Housing 2002-A B2, 4.37%
            3/25/32                            BB-           7,307,465    7,741,800
                                                          ------------ ------------
                                                          $ 12,895,629 $ 13,298,835
                                                          ------------ ------------

            Certificate-Backed Obligations - 2.7%
 2,000,000  Preferred Term III, Zero Coupon
            Bond 11/5/33                       Non-rated     1,898,814    1,898,000
 2,500,000  INCAPS Funding 2003-2A SIN,
            Zero Coupon Bond 1/15/34 (a)       Non-rated     2,363,665    2,362,500
 2,000,000  MMCAPS Funding, 10.00%
            5/1/33                             Non-rated     1,941,385    1,940,000
   735,981  Preferred Term Securities X, Zero
            Coupon Bond 7/3/33 (a)             Non-rated       725,477      724,941
 1,316,750  TPREF Funding III, 11.00%
            1/15/33 (a)                        Non-rated     1,285,119    1,290,415
                                                          ------------ ------------
                                                          $  8,214,460 $  8,215,856
                                                          ------------ ------------
Total Asset Backed Securities - Non-Investment Grade      $200,400,288 $205,468,392
                                                          ------------ ------------

CORPORATE BONDS - INVESTMENT GRADE - 0.6% OF NET ASSETS

            Telecommunications - 0.6%
 2,000,000  Tele Norte Leste, 8.00% Bond
            12/18/13 (a)(e)                    BBB-          1,811,122    1,810,000
                                                          ------------ ------------
Total Corporate Bonds - Investment Grade                  $  1,811,122 $  1,810,000
                                                          ------------ ------------

CORPORATE BONDS - NON-INVESTMENT GRADE - 13.8% OF NET ASSETS

            Electronics - 1.3%
 2,000,000  Applied Extrusion Technology,
            10.75% Bond 7/1/11                 CCC           1,720,513    1,640,000
 2,000,000  Knowles Electronics, 13.125%
            Bond 10/15/09                      CCC-          1,888,358    2,110,000
                                                          ------------ ------------
                                                          $  3,608,871 $  3,750,000
                                                          ------------ ------------

            Energy - 3.7%
 3,600,000  Calpine, 10.25% Bond 5/15/06       CCC+          3,511,421    3,498,840

Investments
                           March 31, 2004

RMK High Income Fund, Inc.   Schedule of Investments
Principal                                          S & P
 Amount/                                          Rating                  Market
 Shares                Description              (Unaudited)    Cost      Value (b)
3,000,000  Calpine, 8.25% Bond 8/15/05           CCC+       $ 2,906,025 $ 2,865,000
1,000,000  Crown Central Petroleum, 10.875%
           Bond 2/1/05                           CCC-           740,783     745,000
2,000,000  Mission Resources, 10.875% Bond
           4/1/07                                CCC-         2,034,813   2,035,000
2,000,000  United Refining, 10.75% Bond
           6/15/07                               B-           1,837,140   1,850,000
                                                            ----------- -----------
                                                            $11,030,182 $10,993,840
                                                            ----------- -----------

           Finance - 1.1%
2,250,000  Cerro Negro Finance, 7.90% Bond
           12/1/20 (a)(e)                        B+           1,844,288   1,923,750
1,525,000  Petrozuata Finance, 8.22% Bond
           4/1/17 (a)(e)                         B            1,319,618   1,387,750
                                                            ----------- -----------
                                                            $ 3,163,906 $ 3,311,500
                                                            ----------- -----------

           Food & Agriculture - 0.8%
  500,000  New World Pasta, 9.25% Bond
           2/15/09                               Non-rated      122,939      85,000
3,000,000  Sbarro, 11.00% Bond 9/15/09           CCC          2,458,590   2,392,500
                                                            ----------- -----------
                                                            $ 2,581,529 $ 2,477,500
                                                            ----------- -----------

           Manufacturing - 2.7%
5,000,000  US Can, 12.375% Bond 10/1/10          CCC+         4,427,804   4,712,500
3,500,000  VITRO SA, 11.75% Bond 11/1/13 (a)(e)  B-           3,469,033   3,351,250
                                                            ----------- -----------
                                                            $ 7,896,837 $ 8,063,750
                                                            ----------- -----------

           Recreational - 1.2%
4,400,000  Bally Total Fitness, 9.875% Bond
           10/15/07                              B-           3,754,910   3,608,000

           Technology - 0.3%
1,000,000  Aavid Thermal, 12.75% Bond 2/1/07     Non-rated    1,061,547   1,063,750

           Telecommunications - 1.6%
  400,000  BARAK I.T.C., 12.50% Bond
           11/15/07 (e)                          B-             300,723     296,000
4,000,000  Charter, 10.00% Bond 5/15/11          CCC-         3,368,447   3,320,000
1,500,000  Level 3 Communications, 10.50%
           Bond 12/1/08                          CC           1,456,165   1,230,000
                                                            ----------- -----------
                                                            $ 5,125,335 $ 4,846,000
                                                            ----------- -----------

           Transportation - 1.1%
5,000,000  Evergreen International Aviation,
           12.00% Bond 5/15/10 (a)               Non-rated    4,238,972   3,181,250
                                                            ----------- -----------
Total Corporate Bonds - Non-Investment Grade                $42,462,089 $41,295,590
                                                            ----------- -----------

Investments
                           March 31, 2004

RMK High Income Fund, Inc.   Schedule of Investments
Principal                                          S & P
 Amount/                                          Rating                  Market
 Shares                Description              (Unaudited)    Cost      Value (b)

MORTGAGE BACKED SECURITIES - 9.3% OF NET ASSETS
           Collateralized Mortgage Obligation - 9.3%
           GNMA 2003-59 XA, 0.304% 6/16/34
           interest-only strips (c)              Non-rated  $ 3,877,403 $ 3,993,017
           GNMA 2003-64 XA, 0.496% 8/16/43
           interest-only strips (c)              Non-rated    5,648,017   5,800,938
5,000,000  GE Capital Commercial Mortgage
           2000-1 G, 6.131% 1/15/33 (a)          BB+          4,350,617   4,337,700
           Harborview Mortgage 2003-2 1X,
           2.115% 10/19/33 interest-only strips  AAA          2,485,551   2,552,471
2,000,000  Inner Harbor 2001-1A B2, 11.19%
           6/15/13 (a)                           BB           2,009,859   2,015,000
           Mellon Residential 2002-TBC2 X,
           1.101% 8/15/32 interest-only strips   AAA          2,557,712   3,006,812
2,167,000  Structured Asset 2003-BC1 B2,
           9.00% 5/25/32                         BBB-         2,114,136   2,226,267
3,837,278  Structured Asset 2003-S A, 7.50%
           12/28/33 (a)                          BBB          3,799,252   3,798,906
                                                            ----------- -----------
Total Mortgage Backed Securities                            $26,842,547 $27,731,111
                                                            ----------- -----------

COMMON STOCKS - 7.9% OF NET ASSETS
   27,800  AMB Property Corporation                             777,089   1,033,326
   35,500  American Capital Strategies, Ltd.                    947,139   1,180,020
   32,000  Andrx Corporation (d)                                608,786     870,400
   52,000  Anthracite Capital, Inc.                             566,009     661,960
      600  Autozone, Inc. (d)                                    50,730      51,582
   12,250  Bank of America Corporation                          986,712     992,005
   17,500  Baxter International Inc.                            432,750     540,575
   15,400  Black & Decker Corporation                           708,697     876,876
   14,100  CVS Corporation                                      515,853     497,730
   80,100  Christopher & Banks Corporation                    1,451,744   1,690,911
  210,400  Cincinnati Bell Inc. (d)                           1,040,202     856,328
  129,450  General Cable Corporation                          1,009,335     955,341
   13,700  General Motors Corporation                           652,798     645,270
   16,600  Harley-Davidson, Inc.                                762,014     885,444
   15,000  J.P. Morgan Chase & Co.                              604,326     629,250
   22,100  Kerr-McGee Corporation                             1,040,094   1,138,150
   77,000  KFX Inc. (d)                                         496,521     800,030
   47,200  King Pharmaceuticals, Inc. (d)                       662,905     794,848
   12,700  L-3 Communications Corporation                       583,195     755,396
   24,000  Limited Brands, Inc.                                 379,652     480,000
   25,300  Maytag Corporation                                   638,496     798,721
   47,500  MCG Capital Corporation                              777,805     958,550
   31,000  Microsoft Corporation                                799,552     772,830

Investments
                           March 31, 2004

RMK High Income Fund, Inc.   Schedule of Investments
Principal                                        S & P
 Amount/                                        Rating                    Market
 Shares               Description             (Unaudited)     Cost       Value (b)
139,500    Sanmina-SCI Corporation                        $  1,617,249 $  1,540,080
 38,100    Technology Investment Capital
           Corporation (d)                                     574,525      555,879
  9,100    Wells Fargo & Company                               481,890      515,697
 50,150    Knightsbridge Tankers, Ltd.                         801,998    1,066,691
 15,900    XL Capital Ltd.                                   1,253,054    1,209,036
                                                          ------------ ------------
Total Common Stocks                                       $ 21,221,120 $ 23,752,926
                                                          ------------ ------------

INVESTMENT COMPANIES - 0.3% OF NET ASSETS
  15,400   Pioneer High Income Trust                           234,787      255,178
  23,000   Royce Value Trust, Inc.                             379,650      409,400
  17,800   Salomon Brothers High Income
           Fund II Inc.                                        225,318      227,484
                                                          ------------ ------------
Total Investment Companies                                $    839,755 $    892,062
                                                          ------------ ------------

PREFERRED STOCKS - 0.2% OF NET ASSETS
 50,000    The Williams Companies, Inc.                        670,500      637,000

EURODOLLAR TIME DEPOSITS - 1.7% OF NET ASSETS
           State Street Bank & Trust Company
           Eurodollar time deposits dated
           March 31, 2004, 0.50%, maturing at
           $ 5,015,070 on April 1, 2004.                  $  5,015,000 $  5,015,000
                                                          ------------ ------------
Total Investments - 124.2% of Net Assets                  $362,462,214 $372,342,834
                                                          ------------ ------------
Other Assets and Liabilities, net - (24.2%) of Net Assets               (72,571,140)
                                                                       ------------
Net Assets                                                             $299,771,694
                                                                       ============

(a) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as ended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

(b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

(c) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

(d) These securities are non-income producing.

(e) These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

Statement of Assets and Liabilities
                                        March 31, 2004

RMK High Income Fund, Inc.

ASSETS:
  Investments, in securities as detailed in the accompanying
   schedules at market (cost $362,462,214)                                       $372,342,834
  Cash on deposit with custodian                                                       11,062
  Dividends and interest receivable                                                 5,628,606
  Receivable for securities sold                                                    2,942,929
  Other assets                                                                         13,524
  Debt issue costs                                                                    202,269
                                                                                 ------------
   TOTAL ASSETS                                                                   381,141,224

LIABILITIES:

  Demand loan payable to bank (Note 5)                                             75,000,000
  Interest payable                                                                    185,677
  Accrued expenses                                                                     47,631
  Due to affiliates                                                                   242,558
  Payable for securities purchased                                                  5,893,664
                                                                                 ------------
   TOTAL LIABILITIES                                                               81,369,530
                                                                                 ------------
  NET ASSETS                                                                     $299,771,694
                                                                                 ============

NET ASSETS consist of:

  Net unrealized appreciation of investments                                        9,880,620
  Common stock, $.0001 par value (1,000,000,000 shares authorized)                      1,956
  Paid-in capital                                                                 280,171,553
  Undistributed net investment income                                               1,016,118
  Accumulated net realized gain on investments                                      8,701,447
                                                                                 ------------
      NET ASSETS                                                                 $299,771,694
                                                                                 ============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Common shares outstanding, $.0001 par value (1,000,000,000 shares authorized)    19,563,806
  Net asset value per share                                                            $15.32

See accompanying Notes to Financial Statements.

Statement of Operations
                               For the Period From June 24, 2003
                               to March 31, 2004

RMK High Income Fund, Inc.

          INVESTMENT INCOME:

            Interest                                       $23,341,781
            Dividends                                          390,926
                                                           -----------
          Total Investment Income                           23,732,707

          EXPENSES:

            Management fee                                   1,433,432
            Accounting fee                                     330,792
            Interest expense                                   218,829
            Debt issue expense                                  48,248
            Legal fees                                         122,066
            Audit fees                                          25,000
            Transfer agent fees                                 34,236
            Custodian fees                                      11,388
            Registration fees                                   32,632
            Directors fees                                      49,000
            Other                                               38,046
                                                           -----------
          Total Expenses                                     2,343,669
                                                           -----------

          NET INVESTMENT INCOME                             21,389,038
                                                           -----------

            Realized and Unrealized Gains on Investments:
             Change in unrealized appreciation               9,880,620
             Net realized gain on securities                11,000,226
                                                           -----------
          INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $42,269,884
                                                           ===========

See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
                                    For the Period From June 24, 2003
                                    to March 31, 2004

RMK High Income Fund, Inc.
Increase in net assets from operations:
  Net investment income                                                               $ 21,389,038
  Unrealized appreciation, net                                                           9,880,620
  Net realized gain from investment transactions                                        11,000,226
                                                                                      ------------
  Increase in net assets resulting from operations                                      42,269,884
                                                                                      ------------

Distributions to Shareholders
  Distributions to shareholders from net investment income                             (19,406,371)
  Distributions to shareholders from net realized gain on investments                   (3,265,328)
                                                                                      ------------
  Total distribution to shareholders                                                   (22,671,699)
                                                                                      ------------

Capital share transactions:
  Proceeds from shares sold (18,933,400 shares)                                        270,609,979
  Proceeds from sales of shares as a result of reinvested dividends (623,425 shares)     9,463,527
                                                                                      ------------
  Increase in net assets from share transactions                                       280,073,506
                                                                                      ------------

Total increase in net assets                                                           299,671,691

NET ASSETS:
  Beginning of period                                                                      100,003
  End of period                                                                       $299,771,694
                                                                                      ============

See accompanying Notes to Financial Statements.

Statement of Cash Flows
                               For the Period From June 24, 2003
                               to March 31, 2004

RMK High Income Fund, Inc.

  Increase (Decrease) in Cash -
  Cash flows from operating activities
  Net increase in net assets from operations                   $  42,269,884
  Adjustments to reconcile net increase in net assets from
   operations to net cash used in operating activities
    Purchase of investment securities                           (541,701,003)
    Proceeds from disposition of investment securities           190,486,720
    Purchase of short-term investment securities, net             (5,264,224)
    Proceeds from principal payments                               7,707,278
    Unrealized appreciation on securities                         (9,880,620)
    Amortization/accretion of premiums/discount on securities     (1,732,230)
    Net realized gain on investments                             (11,000,226)
    Net realized gain on principal payments                         (958,529)
    Amortization of debt issue costs                                  48,248
    Increase in dividends and interest receivable                 (5,628,606)
    Increase in receivables for securities purchased              (2,942,929)
    Increase in other assets                                         (13,524)
    Increase in payables for securities purchased                  5,893,664
    Increase in interest payable                                     185,677
    Increase in accrued expenses                                      47,631
    Increase in due to affiliates                                    242,558
                                                               -------------
    Net cash used in operating activities                       (332,240,231)
                                                               -------------
  Cash flows from financing activities
    Increase in loan payable                                      75,000,000
    Cash paid for debt issue costs                                  (250,517)
    Proceeds from shares sold                                    270,609,979
    Cash distributions paid                                      (13,208,172)
                                                               -------------
    Net cash provided by financing activities                    332,151,290
                                                               -------------

  Net decrease in cash                                               (88,941)
                                                               =============

  Cash
    Beginning balance                                                100,003
    Ending balance                                             $      11,062
                                                               =============

Supplemental disclosure of cash flow information: Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $9,463,527.

Total cash paid for interest was $33,152.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
                                 March 31, 2004

RMK High Income Fund, Inc.

Note 1: Organization and Summary of Significant Accounting Policies

RMK High Income Fund, Inc. is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The fund's primary investment objective is to seek a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The ability of the issuers of the securities held by the fund to meet their obligations might be affected by economic developments in a specific industry, state, or region. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests a majority of its total assets in below investment-grade bonds that the fund's adviser, Morgan Asset Management, Inc., believes offer attractive yield and capital appreciation potential. The fund began operations on June 24, 2003.

Capitalization for the fund was provided by the Adviser as follows:

Organization date                                 April 16, 2003
Initial Capitalization Date                        June 11, 2003
Amount of initial Capitalization                        $100,003
Shares issued at Capitalization                            6,981
Shares authorized                                  1,000,000,000
Public offering date                               June 24, 2003

Security Valuation:
Investments in securities that trade on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The fund normally obtains market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market value. Investments in open-end registered investment companies are valued at net asset value. When the fund believes that a market quote does not reflect a security's true value, the fund may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Notes to Financial Statements
                                 March 31, 2004

RMK High Income Fund, Inc.


Option Writing:
When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended March 31, 2004 were as follows:

                                                           Number of  Premiums
                                                           Contracts  Received
                                                           --------- ---------
Options outstanding at June 24, 2003
  (commencement of operations)                                   -   $       -
Options written                                              3,720     190,670
Options expired                                             (1,952)    (80,057)
Options exercised                                           (1,768)   (110,613)
Options outstanding at March 31, 2004                            -   $       -

Premiums and Discounts:
Premiums and discounts on debt securities are amortized for financial reporting purposes. All gain/loss on principal payments of mortgage-and asset-backed securities are accounted for as interest income.

Other Policies:
The fund follows industry practice and records security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis. Realized gains and losses on securities transactions are determined using the specific identification method. Debt issue costs are amortized using the straight-line method over the life of the debt and are shown net of accumulated amortization of $48,248 at March 31, 2004.

Repurchase Agreements:
The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. The value of the collateral is at all times at

Notes to Financial Statements
                                 March 31, 2004

RMK High Income Fund, Inc.

least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The fund's investment adviser reviews the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Use of Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the period. Actual results could differ from those estimates.

Note 2: Payment to Related Parties

Morgan Asset Management, Inc. is the investment adviser and administrator of the fund. Investment advisory fees and administrative fees are based on a percentage of the fund's average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage. The fund is charged 0.65% for investment advisory services and 0.15% for administrative services. Morgan Asset Management, Inc. is a wholly owned subsidiary of Regions Financial Corporation.

For the period ended March 31, 2004, Morgan Keegan & Company, Inc. earned no underwriting discounts, direct commissions, or dealer incentives on the sales and purchases of securities.

Directors of the fund who are "interested persons" as defined in the 1940 Act receive no salary or fees from the fund. Independent Directors of the fund receive from the fund an annual retainer of $4,000 and a fee of $1,000 and reimbursement for related expenses for each meeting of the Board he or she attends. Each chairperson of the Independent Directors Committee and Audit Committee receives from the Fund annual compensation of $500. No Director is entitled to receive pension or retirement benefits from the fund.

Notes to Financial Statements
                                 March 31, 2004

RMK High Income Fund, Inc.


Note 3: Investment Securities

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $541,701,003 and $198,193,998, respectively.

Note 4: Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

The classification of distributions for tax purposes for the period ended March 31, 2004 was $22,671,699 in ordinary income.

At March 31, 2004, the tax basis components of net assets were as follows:

Unrealized appreciation                           $ 13,482,500
Unrealized depreciation                             (3,755,162)
                                                  ------------
Net unrealized appreciation                          9,727,338
Undistributed ordinary income                        9,948,932
Other temporary differences                            (78,085)
                                                  ------------
Distributable earnings                              19,598,185
Common stock and paid-in capital                   280,173,509
                                                  ------------
Net assets                                         299,771,694
                                                  ============

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the period ended March 31, 2004 there were no realized losses of the fund reflected in the accompanying financial statements which will not be recognized for federal income tax purposes until next year.

Notes to Financial Statements
                                 March 31, 2004

RMK High Income Fund, Inc.


The timing and character of income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage- and asset-backed securities. For the period ended March 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed net investment income                             $(966,549)
Accumulated net realized gain on investments                    $ 966,549

At March 31, 2004, the cost of investments for federal income tax purposes was $362,615,496.

Note 5: Bank Loans

The fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. The fund has a collateralized $100,000,000 bank line of credit for this purpose, which matures in December of 2004. All of the fund's investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of March 31, 2004, the outstanding balance on the line of credit was $75,000,000 with $25,000,000 in unused borrowings. Borrowings under this agreement bear interest at a fixed rate determined on the date of borrowing as LIBOR plus 0.75% per annum. Fees of 0.10% per annum are paid on the unused portion of the line of credit. The average balance during the period ended March 31, 2004 was $17,500,000 or $0.94 per share, based on average shares outstanding of 18,688,047. The average interest rate during the period ended March 31, 2004 was 1.925%. The maximum amount of borrowings outstanding at any month-end during the period was $75,000,000.

Financial Highlights

RMK High Income Fund, Inc.

                                                           For the Period
                                                               Ended
                                                             March 31,
                                                              2004 (a)
Net Asset Value, Beginning of Period                          $  14.33(b)
  Net investment income                                           1.11
  Net gains on securities, realized and unrealized                1.09
                                                              --------
Total From Investment Operations                                  2.20
                                                              ========
  Dividends from net investment income                           (1.01)
  Distributions from capital gains                               (0.17)
                                                              --------
Total Distributions                                              (1.18)
                                                              ========
Offering Costs Charged to Paid-in Capital                        (0.03)
                                                              ========
Net Asset Value, End of Period                                $  15.32
                                                              ========
Total Return, Net Asset Value(c)                                 15.50%
                                                              ========

Common Share Price, End of Period                             $  16.67
Total Return, Market Value(c)                                    20.06%
Net Assets, End of Period (000's)                             $299,772
Ratio of Expenses to Average Net Assets(d)                        1.11%
Ratio of Net Income to Average Net Assets(d)                     10.15%
Portfolio Turnover Rate                                             76%
                                                              ========
--------

(a) For the period from June 24, 2003 (commencement of operations) to March 31, 2004.

(b) Net of sales load of $0.675 on initial shares issued.

(c) Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the fund's reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.

(d) Ratio annualized for period of less than one year.

Report of Independent Auditors

To the Shareholders and Board of Directors of RMK High Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of RMK High Income Fund, Inc. (the "Fund") at March 31, 2004, and the results of its operations, the changes in its net assets, cash flows, and the financial highlights for the period from June 24, 2003 (commencement of operations) through March 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP


Memphis, Tennessee
May 12, 2004

RMK High Income Fund, Inc.


Dividend Reinvestment Plan

The fund offers a dividend reinvestment plan (the "Plan") pursuant to which shareholders, unless they elect otherwise, automatically have dividends and capital gains distributions reinvested in common shares of the fund by EquiServe Trust Company, N.A. and EquiServe, Inc. (together, the "Plan Agent"). Shareholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the recordholder by the Plan Agent.

How the Plan Works

After the fund declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of newly-issued shares of the fund or (ii) by open-market purchases as follows:

  . If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly-issued shares on behalf of the participants. The number of newly-issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

  . If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases, which may be made on the NYSE, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus estimated brokerage commissions), the Plan Agent will cease its purchases. Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than thirty (30) days after the payment date, except where temporary curtailment or suspension

RMK High Income Fund, Inc.


    of purchase is necessary to comply with applicable provisions of the federal securities laws. If the Plan Agent is unable to invest the full amount through open-market purchases during the purchase period, the Plan Agent will request that, with respect to the uninvested portion of such amount, the fund issue new shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the NAV per share (minus estimated brokerage commissions) equals or is less than the market price per share.

Costs of the Plan

The Plan Agent's fees for the handling of the reinvestment of dividends and other distributions will be paid by the fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be subject to a $15.00 service fee and a $0.12 per share sold processing fee (which includes applicable brokerage commissions the Plan Agent is required to pay). The participant will not be charged any other fees for this service. However, the fund reserves the right to amend the Plan to include a service fee payable by the participant.

Tax Implications

The automatic reinvestment of dividends or distributions does not relieve participants of any taxes which may be payable on such dividends or distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to the tax consequences of participation in the Plan, participants should consult with their own tax advisors.

Right to Withdraw

Participants may withdraw from the Plan by calling the Plan Agent at 1-800-426-5523, writing to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or completing and returning the transaction form attached to each Plan statement. The withdrawal will be effective immediately if the participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Otherwise, the withdrawal will be effective the first trading day after the payment date for the dividend or distribution with respect to any subsequent dividend or distribution.

RMK High Income Fund, Inc.

Privacy Notice

The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions you conduct with us, our affiliates or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 1-800-564-2113.

Proxy Voting Policies and Procedures

The fund votes proxies related to the portfolio's securities according to a set of policies and procedures approved by the fund's board. A description of the policies and procedures may be obtained, without charge, by calling 1-800-564-2113 or by visiting the SEC's website at www.sec.gov.

* Includes RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Fund, Inc., Morgan Asset Management, Inc., Morgan Keegan & Company, Inc., Regions Bank, Regions Morgan Keegan Trust, FSB as well as other Regions affiliates.

RMK High Income Fund, Inc.


The following tables set forth information concerning the directors and officers of the fund. All persons named as directors and officers also serve in similar capacities for other funds in the Regions Morgan Keegan fund complex. The Statement of Additional Information for the fund includes additional information about the fund's directors and is available upon request, without charge, by calling 1-800-366-7426.

                    Information about the Fund's Directors
                  Position(s)                                     Number of
                   Held with                                    Portfolios in
                   Fund and                                         Fund          Other
                   Length of                                       Complex    Directorships
 Name, Address,      Time        Principal Occupation During     Overseen by     Held by
     Age(1)        Served(2)           Past Five Years           Director(3)    Director
----------------- ----------- --------------------------------- ------------- -------------

                                          CLASS I

Independent Directors

William Jefferies Director,   Mr. Mann has been Chairman             16           None
Mann,             Since 2003  and President of Mann
Age 70                        Investments, Inc. (real estate
                              investments/private investing)
                              since 1985.

James Stillman    Director,   Mr. McFadden has been Chief            16           None
R. McFadden,      Since 2003  Manager of McFadden
Age 46                        Communications, LLC
                              (commercial printing) since 2002
                              and President and Director of
                              1703, Inc. (restaurant
                              management) since 1998. He also
                              has served as a Director for
                              several private companies since
                              1997.

Director Who Is An "Interested Person"
J. Kenneth        Director,   Mr. Alderman has been President        16           None
Alderman*,        Since 2003  of Regions Morgan Keegan Trust
Age 51                        Company and Chief Executive
                              Officer of Morgan Asset
                              Management, Inc. since 2002. He
                              has been Executive Vice
                              President of Regions Financial
                              Corporation since 2000. He
                              served Regions as Senior Vice
                              President and Capital
                              Management Group Director and
                              investment adviser to the Regions
                              Financial Corporation proprietary
                              fund family from 1995 to 2000.
                              He is a Certified Public
                              Accountant and Chartered
                              Financial Analyst.

                                      25

RMK High Income Fund, Inc.

               Position(s)                                     Number of
                Held with                                    Portfolios in
                Fund and                                         Fund          Other
                Length of                                       Complex    Directorships
Name, Address,    Time        Principal Occupation During     Overseen by     Held by
    Age(1)      Served(2)           Past Five Years           Director(3)    Director
-------------- ----------- --------------------------------- ------------- -------------

                                        CLASS II

Independent Directors

W. Randall     Director,   Director. Mr. Pittman has been         16           None
Pittman,       Since 2003  Chief Financial Officer of
Age 50                     Emageon, Inc. (healthcare
                           information systems) since 2002.
                           From 1999 to 2002, he was Chief
                           Financial Officer of BioCryst
                           Pharmaceuticals, Inc.
                           (biotechnology). From 1998 to
                           1999, he was Chief Financial
                           Officer of ScandiPharm, Inc.
                           (pharmaceuticals). From 1995 to
                           1998, he served as Senior Vice
                           President - Finance of
                           CaremarkRx (pharmacy benefit
                           management). From 1983 to
                           1995, he held various positions
                           with AmSouth Bancorporation
                           (bank holding company),
                           including Executive Vice
                           President and Controller. He is a
                           Certified Public Accountant, and
                           was with the accounting firm of
                           Ernst & Young, LLP from 1976
                           to 1983.

Mary S. Stone, Director,   Ms. Stone has held the Hugh            16           None
Age 53         Since 2003  Culverhouse Endowed Chair of
                           Accountancy at the University of
                           Alabama, Culverhouse School of
                           Accountancy since 1981. She is
                           also a member of Financial
                           Accounting Standards Advisory
                           Council, AICPA, Accounting
                           Standards Executive Committee
                           and AACSB International
                           Accounting Accreditation
                           Committee.

                                      26

RMK High Income Fund, Inc.

                   Position(s)                                    Number of
                    Held with                                   Portfolios in
                    Fund and                                        Fund          Other
                    Length of                                      Complex    Directorships
  Name, Address,      Time       Principal Occupation During     Overseen by     Held by
      Age(1)        Served(2)          Past Five Years           Director(3)    Director
------------------ ----------- -------------------------------- ------------- -------------
Director Who Is An "Interested Person"
Allen B.           Director,   Mr. Morgan has been Chairman          16          Regions
Morgan, Jr.*,      Since 2003  of Morgan Keegan & Company,                      Financial
Age 61                         Inc. since 1969 and Executive                   Corporation
                               Managing Director of Morgan
                               Keegan & Company, Inc. since
                               1969. He also has served as a
                               Director of Morgan Asset
                               Management, Inc. and of Regions
                               Financial Corporation since 1993
                               and 2001, respectively.

                                         CLASS III

Independent Directors
Archie W.          Director,   Mr. Willis has been President of      16           None
Willis III,        Since 2003  Community Capital (financial
Age 46                         advisory and real estate
                               development consulting) since
                               1999 and Vice President of
                               Community Realty Company
                               (real estate brokerage) since
                               1999. He was a First Vice
                               President of Morgan Keegan &
                               Company, Inc. from 1991 to
                               1999. He also has served as a
                               Director of Memphis Telecom,
                               LLC since 2001.

James D.           Director,   Mr. Witherington has been             16           None
Witherington, Jr., Since 2003  President of SSM Corp.
Age 55                         (management of venture capital
                               funds) since 1995. He also has
                               served as a Director for several
                               private companies since 1995.


(1) The address of each Director is c/o the Fund, Fifty North Front Street, 21st Floor, Memphis, Tennessee 38103.

(2) The Board is divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II and Class III Directors shall expire at the annual meetings of stockholders held in 2004, 2005, and 2006, respectively, and at each third annual meeting of stockholders thereafter. Each Director serves until the expiration of his or her term and until his or her successor is elected and qualified, or until his or her death or resignation, or removal as provided in the Fund's by-laws or charter or by statute.

(3) Each of the Directors oversees the other registered investment companies in the Regions Morgan Keegan fund complex.

RMK High Income Fund, Inc.

                     Information about the Fund's Officers
               Position(s)                                    Number of
                Held with                                   Portfolios in
                Fund and                                        Fund          Other
                Length of                                      Complex    Directorships
Name, Address,    Time       Principal Occupation During     Overseen by     Held by
    Age(1)      Served(2)          Past Five Years            Director      Director
-------------- ----------- -------------------------------- ------------- -------------
  Carter E.    President,  From 2002-present, Mr.                N/A           N/A
  Anthony*,    Since 2003  Anthony has served as President
  Age 59                   and Chief Investment Officer of
                           Morgan Asset Management Inc.
                           From 2000-2002, he served as
                           Executive Vice President and
                           Director of Capital Management
                           Group, Regions Financial
                           Corporation. From 1989-2000,
                           Mr. Anthony was Vice
                           President-Trust Investments,
                           National Bank of Commerce.

  Thomas R.    Vice-       Mr. Gamble has been an                N/A           N/A
  Gamble*,     President,  executive at Regions Financial
  Age 61       Since 2003  Corporation since 1981. He was
                           a Corporate IRA Manager from
                           2000 to 2001 and a Senior Vice
                           President & Manager of
                           Employee Benefits at the
                           Birmingham Trust Department
                           of Regions Bank from 1981 to
                           2000.

  Joseph C.    Treasurer,  Mr. Weller has been Executive         N/A           N/A
  Weller*,     Since 2003  Vice President and Chief
  Age 65                   Financial Officer of Morgan
                           Keegan & Company, Inc. since
                           1969, Treasurer and Secretary of
                           Morgan Keegan & Company,
                           Inc. since 1969 and Executive
                           Managing Director of Morgan
                           Keegan & Company, Inc. since
                           1969. He also has served as a
                           Director of Morgan Asset
                           Management, Inc. since 1993.

                                      28

RMK High Income Fund, Inc.

                Position(s)                                    Number of
                 Held with                                   Portfolios in
                 Fund and                                        Fund          Other
                 Length of                                      Complex    Directorships
Name, Address,     Time        Principal Occupation During    Overseen by     Held by
    Age(1)       Served(2)           Past Five Years           Director      Director
-------------- ------------- ------------------------------- ------------- -------------
 Charles D.    Secretary     Mr. Maxwell has been a               N/A           N/A
 Maxwell*,     and Assistant Managing Director of Morgan
 Age 49        Treasurer,    Keegan & Company, Inc. since
               Since 2003    1998 and Assistant Treasurer
                             and Assistant Secretary of
                             Morgan Keegan & Company,
                             Inc. since 1994. He has been
                             Secretary and Treasurer of
                             Morgan Asset Management, Inc.
                             since 1993. He was Senior Vice
                             President of Morgan Keegan &
                             Company, Inc. from 1995 to
                             1997. Mr. Maxwell was also
                             with Ernst & Young, LLP
                             (accountants) from 1976 to 1986
                             and served as a Senior Manager
                             from 1984 to 1986.

 J. Thompson   Assistant     Mr. Weller has been a Managing       N/A           N/A
 Weller*,      Secretary,    Director and Controller of
 Age 39        Since 2003    Morgan Keegan & Company,
                             Inc. since October 2001. He was
                             Senior Vice President and
                             Controller of Morgan Keegan &
                             Company, Inc. from October
                             1998 to October 2001,
                             Controller and First Vice
                             President from February 1997 to
                             October 1998, Controller and
                             Vice President from 1995 to
                             February 1997 and Assistant
                             Controller from 1992 to 1995.

(1) Joseph C. Weller is the father of J. Thompson Weller. The address of Messrs. Maxwell, Weller and Weller is Fifty North Front Street, 21st Floor, Memphis, Tennessee 38103. The address of Messrs. Anthony and Gamble is 417 North 20th Street, 15th Floor, Birmingham, Alabama 35203.

(2) Officers of the Fund are elected and appointed by the Board of Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

RMK High Income Fund, Inc.

Investment Adviser
Morgan Asset Management,Inc.
417 North 20th Street
Birmingham, AL 35203

Custodian
State Street Bank & Trust Company
108 Myrtle Street
Quincy, MA 02171

Transfer Agent
Equiserve
P.O. Box 43010
Providence, RI 02940-3011

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Independent Auditors
PricewaterhouseCoopers LLP
1000 Morgan-Keegan Tower
50 North Front Street
Memphis, TN 38103


This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of fund shares. Statements and other information contained in this report are as dated and are subject to change.

FEDERAL TAX INFORMATION (unaudited)

Of the fund's ordinary income distributions paid during the year ended December 31, 2003, 0.32% was attributable to Federal obligations. In calculating the percentage, fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

ITEM 2. CODE OF ETHICS.

RMK High Income Fund, Inc. (the "Fund") has adopted a code of ethics that applies to the Fund's principal executive officer and principal financial officer. The Fund has not made any amendments to its code of ethics during the covered period. The Fund has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. The Fund undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Fund at 1-800-366-7426.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors has determined that James Stillman R. McFadden, W. Randall Pittman and Mary S. Stone are audit committee financial experts, as defined in Item 3 of Form N-CSR, serving on its audit committee. Messrs. McFadden and Pittman and Ms. Stone are independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT AND NON-AUDIT FEES
------------------------

The SEC's auditor independence rules require the Audit Committee of the Fund to pre-approve (a) all audit and permissible non-audit services provided by the Fund's independent accountants directly to the Fund and (b) those permissible non-audit services provided by the Fund's independent accountants to the Fund's investment adviser and any entity controlling, controlled by or under common control with the Fund's investment adviser that provides ongoing services to the Fund (the "Affiliated Service Providers"), if the services relate directly to the operations and financial reporting of the Fund.

The first table below sets forth for the Fund, for its fiscal period ended March 31, 2004, the fees billed by its independent accountants for all audit and non-audit services provided directly to the Fund. The Fund's independent accountants did not provide any audit or non-audit services to the Fund's Affiliated Service Providers. The Fund commenced operations on June 27, 2003.

Fees for audit and non-audit services provided directly to the Fund:

     AUDIT FEES        AUDIT-RELATED FEES         TAX FEES       ALL OTHER FEES
     ----------        ------------------         --------       ---------------
     $45,000                 None                  None               None

Fees for audit and non-audit  services provided to the Fund's Affiliated Service
Providers:

     AUDIT FEES        AUDIT-RELATED FEES         TAX FEES       ALL OTHER FEES
     ----------        ------------------         --------       ---------------
        None                 None                  None               None

Aggregate non-audit fees for services provided to the Fund and its Affiliated Service Providers:

                           AGGREGATE NON-AUDIT FEES
                           ------------------------
                                     None

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
--------------------------------------------

Audit, audit-related and tax compliance services provided to the Fund on an annual basis require pre-approval by the Fund's Audit Committee. The Audit Committee pre-approves these services on a case-by-case basis. As noted above, the Audit Committee also must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Any individual project that does not exceed $15,000 may be pre-approved by the chair of the Audit Committee. Any proposed services exceeding that cost level requires specific pre-approval by the Audit Committee.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Fund has a separately-designated standing audit committee in accordance with
Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of William Jefferies Mann, James Stillman R. McFadden, W. Randall Pittman, Mary S. Stone, Archie W. Willis III and James D. Witherington, Jr.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the Fund.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund's Board of Directors has delegated to the Fund's investment adviser, Morgan Asset Management, Inc. (the "Adviser), the responsibility to vote proxies related to the securities held in the fund's portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each fund and its stockholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the fund. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends;

(ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or
(iv) engage another independent third party to determine how to vote the proxy.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not yet effective with respect to the Fund.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which stockholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 9.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act), the President and Treasurer of the Fund have concluded as of a date within 90 days of the filing date of this report that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund's management to allow timely decisions regarding required disclosure.

      (b) There has been no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a) The code of ethics pursuant to Item 2 of Form N-CSR is filed herewith.

      (b) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund) Rmk High Income Fund, Inc.
      ---------------------------------------------------------

By (Signature and Title)            /s/ Carter E. Anthony
                       -------------------------------------------------
                                    Carter E. Anthony, President

Date  June 2, 2004
    --------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.


By (Signature and Title)            /s/ Carter E. Anthony
                       -------------------------------------------------
                                    Carter E. Anthony, President

Date  June 2, 2004
    --------------------------------------------------------------------

By (Signature and Title)             /s/ Joseph C. Weller
                       -------------------------------------------------
                                    Joseph C. Weller, Treasurer

Date  June 2, 2004
    --------------------------------------------------------------------